Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Vs Performance

					Value of Initial Fixed
					$100 Investment Based		Other Performance
	CEO Pay		Other NEO Pay		On:		Measures
			Average
	Summary		Summary
	Compensation		Compensation	Average		Cumulative
	Table Total	Compensation	Table Total	Compensation	Cumulative	Peer Group	Net Income	Net Sales
	Compensation	Actually Paid(3)	Compensation	Actually Paid(3)	TSR(1)	TSR(2)	(in millions)	(in millions)
Year	($)	($)	($)	($)	($)	($)	($)	($)
2023 CEO - Burns	11,259,895	11,421,955	3,213,206	3,348,299	107.00	219.40	296	3,665
2023 CEO - Gustafsson	9,505,801	8,505,788	3,213,206	3,348,299	107.00	219.40	296	3,665
2022	14,658,743	(17,540,875)	3,546,548	(1,911,451)	100.38	139.00	463	4,915
2021	13,589,616	37,632,608	3,261,693	6,936,499	233.01	193.58	837	4,845
2020	10,077,727	23,907,029	1,836,299	2,998,842	150.46	143.89	504	3,813
(1)	The Cumulative Total Stockholder Return (“TSR”) reflects the value of $100 invested in Zebra common stock on December 31, 2020, assuming the reinvestment of dividends.
(2)	The Cumulative Peer Group TSR is market-cap weighted and reflects the TSR for S&P Information Technology Index, which is the peer group that Zebra uses for its industry comparators/index in its Form 10-K.
(3)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

CEO SCT Total to CAP Reconciliation

		Bonus and					Additions to /
		Non-Equity				Deductions	(Subtractions
		Incentive	Equity	Other		from SCT	from) SCT	Compensation
	Salary	Compensation	Compensation	Compensation(i)	SCT Total	Total(ii)	Total(iii)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)	($)
2023 CEO - Burns	946,205	224,372	10,000,537	88,782	11,259,895	(10,000,537)	10,162,596	11,421,955
2023 CEO - Gustafsson	361,537	47,397	9,000,294	96,574	9,505,801	(9,000,294)	8,000,181	8,505,788
2022	1,200,000	1,255,500	12,000,000	203,243	14,658,743	(12,000,000)	(20,199,618)	(17,540,875)
2021	1,200,000	2,912,760	9,250,404	226,452	13,589,616	(9,250,404)	33,293,396	37,632,608
2020	1,093,846	781,725	8,000,100	202,056	10,077,727	(8,000,100)	21,779,329	23,907,029
(1)	Reflects “all other compensation” reported in the SCT for each year shown.
(2)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.
(3)	Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year listed in the table is further detailed in the supplemental table below.

Other NEO SCT Total to CAP Reconciliation

		Bonus and					Additions to /
		Non-Equity				Deductions	(Subtractions
		Incentive	Equity	Other		from SCT	from) SCT	Compensation
	Salary	Compensation	Compensation	Compensation(i)	SCT Total	Total(ii)	Total(iii)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)	($)
2023	571,177	94,501	2,500,286	47,242	3,213,206	2,500,286	2,635,379	3,348,299
2022	596,796	445,129	2,437,500	67,123	3,546,548	(2,437,500)	(3,020,498)	(1,911,451)
2021	543,632	862,629	1,800,441	54,991	3,261,693	(1,800,441)	5,475,248	6,936,499
2020	440,963	145,738	1,217,163	32,435	1,836,299	(1,217,163)	2,379,706	2,998,842
(1)	Reflects “all other compensation” reported in the SCT for each year shown.
(2)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.
(3)	Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year listed in the table is further detailed in the supplemental table below.

Supplemental

Equity Component of CAP for FY 2023[1]

	CEO (Burns)				Other NEOs(2)
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2023	12/31/2023	FY2023	CAP	12/31/2023	12/31/2023	FY2023	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	3,367	1,327	4,694	—	1,556	1,129	2,685
RSU	2,731,113	(4,302)	9,289	2,736,100	1,029,087	(2,549)	9,784	1,036,323
PSU	7,402,050	(16,242)	35,994	7,421,802	1,586,243	(6,499)	16,627	1,596,371
Total	10,133,163	(17,177)	46,610	10,162,596	2,615,331	(7,492)	27,540	2,635,379

	CEO (Gustafsson)				Other NEOs(2)
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2023	12/31/2023	FY2023	CAP	12/31/2023	12/31/2023	FY2023	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	17,367	4,927	22,294	—	1,556	1,129	2,685
RSU	7,861,517	(16,793)	12,513	7,857,237	1,029,087	(2,549)	9,784	1,036,323
PSU	—	(65,152)	185,802	120,650	1,586,243	(6,499)	16,627	1,596,371
Total	7,861,517	(64,578)	203,242	8,000,181	2,615,331	(7,492)	27,540	2,635,379
(1)	Anders Gustafsson served as our principal executive officer until March 1, 2023. William Burns became our principal executive officer on March 1, 2023. The Other NEOs columns represent the following individuals for 2023: Joachim Heel, Cristen Kogl, Jeffrey Schmitz, Joseph White and Nathan Winters.
(2)	The Other NEO equity components were repeated for both CEOs for purposes of this analysis.

Equity Component of CAP for FY 2022[1]

	CEO				Other NEOs
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2022	12/31/2022	FY2022	CAP	12/31/2022	12/31/2022	FY2022	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	(4,749,403)	(3,927,669)	(8,677,071)	—	(567,776)	(488,103)	(1,055,879)
RSU	3,345,894	(3,208,002)	(2,679,084)	(2,541,192)	679,743	(542,996)	(379,301)	(242,554)
PSU	5,018,713	(8,323,393)	(5,676,675)	(8,981,355)	1,019,551	(2,115,266)	(626,351)	(1,722,066)
Total	8,364,607	(16,280,798)	(12,283,428)	(20,199,618)	1,699,294	(3,226,037)	(1,493,755)	(3,020,498)
(1)	Anders Gustafsson served as our principal executive officer for all of 2022. The Other NEOs columns represent the following individuals for 2022: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2021[1]

	CEO				Other NEO
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2021	12/31/2021	FY2021	CAP	12/31/2021	12/31/2021	FY2021	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	6,424,221	2,385,222	8,809,443	—	780,885	310,428	1,091,314
RSU	4,565,184	2,864,669	1,487,720	8,917,573	890,568	368,707	212,330	1,471,604
PSU	6,847,776	5,838,780	2,879,824	15,566,380	1,332,653	1,174,409	405,268	2,912,330
Total	11,412,960	15,127,670	6,752,766	33,293,396	2,223,221	2,324,001	928,026	5,475,248
(1)	Anders Gustafsson served as our principal executive officer for all of 2021. The Other NEOs columns represent the following individuals for 2021: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2020[1]

	CEO				Other NEO
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2020	12/31/2020	FY2020	CAP	12/31/2020	12/31/2020	FY2020	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	3,560,497	4,382,827	(748,856)	7,194,468	356,474	421,051	(92,071)	685,454
RSU	5,020,503	1,946,239	(620,904)	6,345,838	557,816	184,700	(85,710)	656,806
PSU	5,020,503	3,953,314	(734,794)	8,239,023	502,704	637,309	(102,566)	1,037,447
Total	13,601,503	10,282,380	(2,104,554)	21,779,329	1,416,994	1,243,060	(280,348)	2,379,706
(1)	Anders Gustafsson served as our principal executive officer for all of 2020. The Other NEOs columns represent the following individuals for 2020: William Burns, Joachim Heel, Cristen Kogl, Olivier Leonetti (former CFO) and Nathan Winters.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote

	CEO (Gustafsson)				Other NEOs(2)
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2023	12/31/2023	FY2023	CAP	12/31/2023	12/31/2023	FY2023	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	17,367	4,927	22,294	—	1,556	1,129	2,685
RSU	7,861,517	(16,793)	12,513	7,857,237	1,029,087	(2,549)	9,784	1,036,323
PSU	—	(65,152)	185,802	120,650	1,586,243	(6,499)	16,627	1,596,371
Total	7,861,517	(64,578)	203,242	8,000,181	2,615,331	(7,492)	27,540	2,635,379
(1)	Anders Gustafsson served as our principal executive officer until March 1, 2023. William Burns became our principal executive officer on March 1, 2023. The Other NEOs columns represent the following individuals for 2023: Joachim Heel, Cristen Kogl, Jeffrey Schmitz, Joseph White and Nathan Winters.

	CEO				Other NEOs
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2022	12/31/2022	FY2022	CAP	12/31/2022	12/31/2022	FY2022	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	(4,749,403)	(3,927,669)	(8,677,071)	—	(567,776)	(488,103)	(1,055,879)
RSU	3,345,894	(3,208,002)	(2,679,084)	(2,541,192)	679,743	(542,996)	(379,301)	(242,554)
PSU	5,018,713	(8,323,393)	(5,676,675)	(8,981,355)	1,019,551	(2,115,266)	(626,351)	(1,722,066)
Total	8,364,607	(16,280,798)	(12,283,428)	(20,199,618)	1,699,294	(3,226,037)	(1,493,755)	(3,020,498)
(1)	Anders Gustafsson served as our principal executive officer for all of 2022. The Other NEOs columns represent the following individuals for 2022: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

	CEO				Other NEO
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2021	12/31/2021	FY2021	CAP	12/31/2021	12/31/2021	FY2021	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	6,424,221	2,385,222	8,809,443	—	780,885	310,428	1,091,314
RSU	4,565,184	2,864,669	1,487,720	8,917,573	890,568	368,707	212,330	1,471,604
PSU	6,847,776	5,838,780	2,879,824	15,566,380	1,332,653	1,174,409	405,268	2,912,330
Total	11,412,960	15,127,670	6,752,766	33,293,396	2,223,221	2,324,001	928,026	5,475,248
(1)	Anders Gustafsson served as our principal executive officer for all of 2021. The Other NEOs columns represent the following individuals for 2021: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

	CEO				Other NEO
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2020	12/31/2020	FY2020	CAP	12/31/2020	12/31/2020	FY2020	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	3,560,497	4,382,827	(748,856)	7,194,468	356,474	421,051	(92,071)	685,454
RSU	5,020,503	1,946,239	(620,904)	6,345,838	557,816	184,700	(85,710)	656,806
PSU	5,020,503	3,953,314	(734,794)	8,239,023	502,704	637,309	(102,566)	1,037,447
Total	13,601,503	10,282,380	(2,104,554)	21,779,329	1,416,994	1,243,060	(280,348)	2,379,706
(1)	Anders Gustafsson served as our principal executive officer for all of 2020. The Other NEOs columns represent the following individuals for 2020: William Burns, Joachim Heel, Cristen Kogl, Olivier Leonetti (former CFO) and Nathan Winters.

Peer Group Issuers, Footnote	The Cumulative Peer Group TSR is market-cap weighted and reflects the TSR for S&P Information Technology Index, which is the peer group that Zebra uses for its industry comparators/index in its Form 10-K
PEO Total Compensation Amount		$ 14,658,743	$ 13,589,616	$ 10,077,727
PEO Actually Paid Compensation Amount		(17,540,875)	37,632,608	23,907,029
Adjustment To PEO Compensation, Footnote
(3)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

CEO SCT Total to CAP Reconciliation

		Bonus and					Additions to /
		Non-Equity				Deductions	(Subtractions
		Incentive	Equity	Other		from SCT	from) SCT	Compensation
	Salary	Compensation	Compensation	Compensation(i)	SCT Total	Total(ii)	Total(iii)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)	($)
2023 CEO - Burns	946,205	224,372	10,000,537	88,782	11,259,895	(10,000,537)	10,162,596	11,421,955
2023 CEO - Gustafsson	361,537	47,397	9,000,294	96,574	9,505,801	(9,000,294)	8,000,181	8,505,788
2022	1,200,000	1,255,500	12,000,000	203,243	14,658,743	(12,000,000)	(20,199,618)	(17,540,875)
2021	1,200,000	2,912,760	9,250,404	226,452	13,589,616	(9,250,404)	33,293,396	37,632,608
2020	1,093,846	781,725	8,000,100	202,056	10,077,727	(8,000,100)	21,779,329	23,907,029
(1)	Reflects “all other compensation” reported in the SCT for each year shown.
(2)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.
(3)	Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year listed in the table is further detailed in the supplemental table below.

Equity Component of CAP for FY 2023[1]

	CEO (Burns)				Other NEOs(2)
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2023	12/31/2023	FY2023	CAP	12/31/2023	12/31/2023	FY2023	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	3,367	1,327	4,694	—	1,556	1,129	2,685
RSU	2,731,113	(4,302)	9,289	2,736,100	1,029,087	(2,549)	9,784	1,036,323
PSU	7,402,050	(16,242)	35,994	7,421,802	1,586,243	(6,499)	16,627	1,596,371
Total	10,133,163	(17,177)	46,610	10,162,596	2,615,331	(7,492)	27,540	2,635,379

	CEO (Gustafsson)				Other NEOs(2)
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2023	12/31/2023	FY2023	CAP	12/31/2023	12/31/2023	FY2023	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	17,367	4,927	22,294	—	1,556	1,129	2,685
RSU	7,861,517	(16,793)	12,513	7,857,237	1,029,087	(2,549)	9,784	1,036,323
PSU	—	(65,152)	185,802	120,650	1,586,243	(6,499)	16,627	1,596,371
Total	7,861,517	(64,578)	203,242	8,000,181	2,615,331	(7,492)	27,540	2,635,379
(1)	Anders Gustafsson served as our principal executive officer until March 1, 2023. William Burns became our principal executive officer on March 1, 2023. The Other NEOs columns represent the following individuals for 2023: Joachim Heel, Cristen Kogl, Jeffrey Schmitz, Joseph White and Nathan Winters.
(2)	The Other NEO equity components were repeated for both CEOs for purposes of this analysis.

Equity Component of CAP for FY 2022[1]

	CEO				Other NEOs
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2022	12/31/2022	FY2022	CAP	12/31/2022	12/31/2022	FY2022	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	(4,749,403)	(3,927,669)	(8,677,071)	—	(567,776)	(488,103)	(1,055,879)
RSU	3,345,894	(3,208,002)	(2,679,084)	(2,541,192)	679,743	(542,996)	(379,301)	(242,554)
PSU	5,018,713	(8,323,393)	(5,676,675)	(8,981,355)	1,019,551	(2,115,266)	(626,351)	(1,722,066)
Total	8,364,607	(16,280,798)	(12,283,428)	(20,199,618)	1,699,294	(3,226,037)	(1,493,755)	(3,020,498)
(1)	Anders Gustafsson served as our principal executive officer for all of 2022. The Other NEOs columns represent the following individuals for 2022: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2021[1]

	CEO				Other NEO
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2021	12/31/2021	FY2021	CAP	12/31/2021	12/31/2021	FY2021	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	6,424,221	2,385,222	8,809,443	—	780,885	310,428	1,091,314
RSU	4,565,184	2,864,669	1,487,720	8,917,573	890,568	368,707	212,330	1,471,604
PSU	6,847,776	5,838,780	2,879,824	15,566,380	1,332,653	1,174,409	405,268	2,912,330
Total	11,412,960	15,127,670	6,752,766	33,293,396	2,223,221	2,324,001	928,026	5,475,248
(1)	Anders Gustafsson served as our principal executive officer for all of 2021. The Other NEOs columns represent the following individuals for 2021: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2020[1]

	CEO				Other NEO
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2020	12/31/2020	FY2020	CAP	12/31/2020	12/31/2020	FY2020	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	3,560,497	4,382,827	(748,856)	7,194,468	356,474	421,051	(92,071)	685,454
RSU	5,020,503	1,946,239	(620,904)	6,345,838	557,816	184,700	(85,710)	656,806
PSU	5,020,503	3,953,314	(734,794)	8,239,023	502,704	637,309	(102,566)	1,037,447
Total	13,601,503	10,282,380	(2,104,554)	21,779,329	1,416,994	1,243,060	(280,348)	2,379,706
(1)	Anders Gustafsson served as our principal executive officer for all of 2020. The Other NEOs columns represent the following individuals for 2020: William Burns, Joachim Heel, Cristen Kogl, Olivier Leonetti (former CFO) and Nathan Winters.

Non-PEO NEO Average Total Compensation Amount	$ 3,213,206	3,546,548	3,261,693	1,836,299
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,348,299	(1,911,451)	6,936,499	2,998,842
Adjustment to Non-PEO NEO Compensation Footnote
(3)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Other NEO SCT Total to CAP Reconciliation

		Bonus and					Additions to /
		Non-Equity				Deductions	(Subtractions
		Incentive	Equity	Other		from SCT	from) SCT	Compensation
	Salary	Compensation	Compensation	Compensation(i)	SCT Total	Total(ii)	Total(iii)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)	($)
2023	571,177	94,501	2,500,286	47,242	3,213,206	2,500,286	2,635,379	3,348,299
2022	596,796	445,129	2,437,500	67,123	3,546,548	(2,437,500)	(3,020,498)	(1,911,451)
2021	543,632	862,629	1,800,441	54,991	3,261,693	(1,800,441)	5,475,248	6,936,499
2020	440,963	145,738	1,217,163	32,435	1,836,299	(1,217,163)	2,379,706	2,998,842
(1)	Reflects “all other compensation” reported in the SCT for each year shown.
(2)	Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.
(3)	Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year listed in the table is further detailed in the supplemental table below.

Equity Component of CAP for FY 2023[1]

	CEO (Burns)				Other NEOs(2)
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2023	12/31/2023	FY2023	CAP	12/31/2023	12/31/2023	FY2023	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	3,367	1,327	4,694	—	1,556	1,129	2,685
RSU	2,731,113	(4,302)	9,289	2,736,100	1,029,087	(2,549)	9,784	1,036,323
PSU	7,402,050	(16,242)	35,994	7,421,802	1,586,243	(6,499)	16,627	1,596,371
Total	10,133,163	(17,177)	46,610	10,162,596	2,615,331	(7,492)	27,540	2,635,379

	CEO (Gustafsson)				Other NEOs(2)
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2023	12/31/2023	FY2023	CAP	12/31/2023	12/31/2023	FY2023	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	17,367	4,927	22,294	—	1,556	1,129	2,685
RSU	7,861,517	(16,793)	12,513	7,857,237	1,029,087	(2,549)	9,784	1,036,323
PSU	—	(65,152)	185,802	120,650	1,586,243	(6,499)	16,627	1,596,371
Total	7,861,517	(64,578)	203,242	8,000,181	2,615,331	(7,492)	27,540	2,635,379
(1)	Anders Gustafsson served as our principal executive officer until March 1, 2023. William Burns became our principal executive officer on March 1, 2023. The Other NEOs columns represent the following individuals for 2023: Joachim Heel, Cristen Kogl, Jeffrey Schmitz, Joseph White and Nathan Winters.
(2)	The Other NEO equity components were repeated for both CEOs for purposes of this analysis.

Equity Component of CAP for FY 2022[1]

	CEO				Other NEOs
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2022	12/31/2022	FY2022	CAP	12/31/2022	12/31/2022	FY2022	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	(4,749,403)	(3,927,669)	(8,677,071)	—	(567,776)	(488,103)	(1,055,879)
RSU	3,345,894	(3,208,002)	(2,679,084)	(2,541,192)	679,743	(542,996)	(379,301)	(242,554)
PSU	5,018,713	(8,323,393)	(5,676,675)	(8,981,355)	1,019,551	(2,115,266)	(626,351)	(1,722,066)
Total	8,364,607	(16,280,798)	(12,283,428)	(20,199,618)	1,699,294	(3,226,037)	(1,493,755)	(3,020,498)
(1)	Anders Gustafsson served as our principal executive officer for all of 2022. The Other NEOs columns represent the following individuals for 2022: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2021[1]

	CEO				Other NEO
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2021	12/31/2021	FY2021	CAP	12/31/2021	12/31/2021	FY2021	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	—	6,424,221	2,385,222	8,809,443	—	780,885	310,428	1,091,314
RSU	4,565,184	2,864,669	1,487,720	8,917,573	890,568	368,707	212,330	1,471,604
PSU	6,847,776	5,838,780	2,879,824	15,566,380	1,332,653	1,174,409	405,268	2,912,330
Total	11,412,960	15,127,670	6,752,766	33,293,396	2,223,221	2,324,001	928,026	5,475,248
(1)	Anders Gustafsson served as our principal executive officer for all of 2021. The Other NEOs columns represent the following individuals for 2021: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2020[1]

	CEO				Other NEO
	Fair Value of	Change in	Change in		Fair Value of	Change in	Change in
	Current Year	value of Prior	Value of Prior		Current Year	value of Prior	Value of Prior
	Equity	Years’ Awards	Years’ Awards	Equity Value	Equity	Years’ Awards	Years’ Awards	Equity Value
	Awards at	Unvested at	that Vested in	Included in	Awards at	Unvested at	that Vested in	Included in
Equity	12/31/2020	12/31/2020	FY2020	CAP	12/31/2020	12/31/2020	FY2020	CAP
Type	($)	($)	($)	($)	($)	($)	($)	($)
SAR	3,560,497	4,382,827	(748,856)	7,194,468	356,474	421,051	(92,071)	685,454
RSU	5,020,503	1,946,239	(620,904)	6,345,838	557,816	184,700	(85,710)	656,806
PSU	5,020,503	3,953,314	(734,794)	8,239,023	502,704	637,309	(102,566)	1,037,447
Total	13,601,503	10,282,380	(2,104,554)	21,779,329	1,416,994	1,243,060	(280,348)	2,379,706
(1)	Anders Gustafsson served as our principal executive officer for all of 2020. The Other NEOs columns represent the following individuals for 2020: William Burns, Joachim Heel, Cristen Kogl, Olivier Leonetti (former CFO) and Nathan Winters.

Compensation Actually Paid vs. Total Shareholder Return

CAP vs Zebra TSR

The CEO and other NEO CAP amounts align with Zebra’s TSR over the 2020-2023 period. This reflects Zebra’s use of equity incentives for its Executive Officer compensation, which are tied directly to Zebra’s stock price and financial performance. Over the 2020-2023 period, equity incentives comprised on average over 76% of the CEO’s target compensation per year and over 62% of the other NEOs target compensation per year. Because Zebra’s CEO has such a high percentage of compensation tied to equity, the CEO would have a much larger increase in CAP than the other NEOs when the stock price is strong as in 2021, and a much larger decrease in CAP than the other NEOs when the stock price decreases as in 2022, compared to 2020. With Zebra’s stock price remaining roughly the same at the end of both 2022 and 2023, CEO CAP did not see the same decrease as compared to 2021 to 2022 which also aligns to the change in TSR from 2022 to 2023. This practice aligns the interests of our Executive Officers with those of our stockholders.

Compensation Actually Paid vs. Net Income

CAP vs Net Income

Zebra’s CEO and other NEO CAP amounts align with Zebra’s Net Income. The CAP amounts are sensitive to changes in Zebra’s stock price, which Net Income would affect. Zebra does not use Net Income to determine compensation levels or payouts under the annual cash incentive plan or the performance-based equity grants.

Compensation Actually Paid vs. Company Selected Measure

CAP vs Company Selected Measure: Net Sales

Zebra uses Net Sales as a metric for its annual cash incentive plan and Net Sales CAGR as a metric for performance equity awards. As indicated below, with a higher growth in Net Sales between 2020 and 2021, the CEO and Other NEO 2021 CAP amounts increased above the 2020 CAP amounts. As Net Sales growth slowed between 2022 and 2023, the CEO and Other NEO CAP amounts declined, compared to 2020 and 2021.

Total Shareholder Return Vs Peer Group

TSR Comparison

As shown in the chart below, the Company’s 4-year cumulative TSR is less than the companies included in our industry index.

	INDEXED TSR
		Cumulative Peer
	Cumulative TSR	Group TSR
YEAR	($)	($)
2023	107.00	219.40
2022	100.38	139.00
2021	233.01	193.58
2020	150.46	143.89

Tabular List, Table

Most Important Performance Measures
✓ Net Sales	✓ Net Sales Compound Annual Growth Rate (CAGR)
✓ Adjusted EBITDA	✓ EBITDA Margin
✓ Enterprise Asset Intelligence Index

Total Shareholder Return Amount		100.38	233.01	150.46
Peer Group Total Shareholder Return Amount		139.00	193.58	143.89
Net Income (Loss)		$ 463,000,000	$ 837,000,000	$ 504,000,000
Company Selected Measure Amount		4,915,000,000	4,845,000,000	3,813,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Enterprise Asset Intelligence Index
Measure:: 4
Pay vs Performance Disclosure
Name	Net Sales Compound Annual Growth Rate (CAGR)
Measure:: 5
Pay vs Performance Disclosure
Name	EBITDA Margin
Mr Gustafsson
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,505,801
PEO Actually Paid Compensation Amount	8,505,788
Non-PEO NEO Average Total Compensation Amount	3,213,206
Non-PEO NEO Average Compensation Actually Paid Amount	3,348,299
Total Shareholder Return Amount	107.00
Peer Group Total Shareholder Return Amount	219.40
Net Income (Loss)	$ 296,000,000
Company Selected Measure Amount	3,665,000,000
PEO Name	Anders Gustafsson
Mr Burns
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,259,895
PEO Actually Paid Compensation Amount	11,421,955
Non-PEO NEO Average Total Compensation Amount	3,213,206
Non-PEO NEO Average Compensation Actually Paid Amount	3,348,299
Total Shareholder Return Amount	107.00
Peer Group Total Shareholder Return Amount	219.40
Net Income (Loss)	$ 296,000,000
Company Selected Measure Amount	3,665,000,000
PEO Name	William Burns
PEO
Pay vs Performance Disclosure
Salary		$ 1,200,000	$ 1,200,000	$ 1,093,846
Bonus and Non-Equity Incentive Compensation		1,255,500	2,912,760	781,725
Equity Compensation		12,000,000	9,250,404	8,000,100
Other Compensation		203,243	226,452	202,056
PEO | Deductions from SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,000,000)	(9,250,404)	(8,000,100)
PEO | Additions to /(Subtractions from) SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,199,618)	33,293,396	21,779,329
PEO | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,364,607	11,412,960	13,601,503
PEO | Fair Value of Current Year Equity Awards SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,560,497
PEO | Fair Value of Current Year Equity Awards RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,345,894	4,565,184	5,020,503
PEO | Fair Value of Current Year Equity Awards PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,018,713	6,847,776	5,020,503
PEO | Change in value of Prior Years' Awards Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,280,798)	15,127,670	10,282,380
PEO | Change in value of Prior Years' Awards Unvested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,749,403)	6,424,221	4,382,827
PEO | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,208,002)	2,864,669	1,946,239
PEO | Change in value of Prior Years' Awards Unvested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,323,393)	5,838,780	3,953,314
PEO | Change in value of Prior Years' Awards Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,283,428)	6,752,766	(2,104,554)
PEO | Change in value of Prior Years' Awards Vested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,927,669)	2,385,222	(748,856)
PEO | Change in value of Prior Years' Awards Vested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,679,084)	1,487,720	(620,904)
PEO | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,676,675)	2,879,824	(734,794)
PEO | Equity Awards Adjustments SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,677,071)	8,809,443	7,194,468
PEO | Equity Awards Adjustments RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,541,192)	8,917,573	6,345,838
PEO | Equity Awards Adjustments PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,981,355)	15,566,380	8,239,023
PEO | Mr Gustafsson
Pay vs Performance Disclosure
Salary	$ 361,537
Bonus and Non-Equity Incentive Compensation	47,397
Equity Compensation	9,000,294
Other Compensation	96,574
PEO | Mr Gustafsson | Deductions from SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,000,294)
PEO | Mr Gustafsson | Additions to /(Subtractions from) SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,000,181
PEO | Mr Gustafsson | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,861,517
PEO | Mr Gustafsson | Fair Value of Current Year Equity Awards RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,861,517
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,578)
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,367
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,793)
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,152)
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,242
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,927
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,513
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,802
PEO | Mr Gustafsson | Equity Awards Adjustments SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,294
PEO | Mr Gustafsson | Equity Awards Adjustments RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,857,237
PEO | Mr Gustafsson | Equity Awards Adjustments PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,650
PEO | Mr Burns
Pay vs Performance Disclosure
Salary	946,205
Bonus and Non-Equity Incentive Compensation	224,372
Equity Compensation	10,000,537
Other Compensation	88,782
PEO | Mr Burns | Deductions from SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,000,537)
PEO | Mr Burns | Additions to /(Subtractions from) SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,162,596
PEO | Mr Burns | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,133,163
PEO | Mr Burns | Fair Value of Current Year Equity Awards RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,731,113
PEO | Mr Burns | Fair Value of Current Year Equity Awards PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,402,050
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,177)
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,367
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,302)
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,242)
PEO | Mr Burns | Change in value of Prior Years' Awards Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,610
PEO | Mr Burns | Change in value of Prior Years' Awards Vested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,327
PEO | Mr Burns | Change in value of Prior Years' Awards Vested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,289
PEO | Mr Burns | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,994
PEO | Mr Burns | Equity Awards Adjustments SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,694
PEO | Mr Burns | Equity Awards Adjustments RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,736,100
PEO | Mr Burns | Equity Awards Adjustments PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,421,802
Non-PEO NEO
Pay vs Performance Disclosure
Salary	571,177	596,796	543,632	440,963
Bonus and Non-Equity Incentive Compensation	94,501	445,129	862,629	145,738
Equity Compensation	2,500,286	2,437,500	1,800,441	1,217,163
Other Compensation	47,242	67,123	54,991	32,435
Non-PEO NEO | Deductions from SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,500,286	(2,437,500)	(1,800,441)	(1,217,163)
Non-PEO NEO | Additions to /(Subtractions from) SCT Total
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,635,379	(3,020,498)	5,475,248	2,379,706
Non-PEO NEO | Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,615,331	1,699,294	2,223,221	1,416,994
Non-PEO NEO | Fair Value of Current Year Equity Awards SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				356,474
Non-PEO NEO | Fair Value of Current Year Equity Awards RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,029,087	679,743	890,568	557,816
Non-PEO NEO | Fair Value of Current Year Equity Awards PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,586,243	1,019,551	1,332,653	502,704
Non-PEO NEO | Change in value of Prior Years' Awards Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,492)	(3,226,037)	2,324,001	1,243,060
Non-PEO NEO | Change in value of Prior Years' Awards Unvested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,556	(567,776)	780,885	421,051
Non-PEO NEO | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,549)	(542,996)	368,707	184,700
Non-PEO NEO | Change in value of Prior Years' Awards Unvested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,499)	(2,115,266)	1,174,409	637,309
Non-PEO NEO | Change in value of Prior Years' Awards Vested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,540	(1,493,755)	928,026	(280,348)
Non-PEO NEO | Change in value of Prior Years' Awards Vested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,129	(488,103)	310,428	(92,071)
Non-PEO NEO | Change in value of Prior Years' Awards Vested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,784	(379,301)	212,330	(85,710)
Non-PEO NEO | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,627	(626,351)	405,268	(102,566)
Non-PEO NEO | Equity Awards Adjustments SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,685	(1,055,879)	1,091,314	685,454
Non-PEO NEO | Equity Awards Adjustments RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,036,323	(242,554)	1,471,604	656,806
Non-PEO NEO | Equity Awards Adjustments PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,596,371	$ (1,722,066)	$ 2,912,330	$ 1,037,447